Commitments and Contingencies - Additional Information (Detail)	0 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended					12 Months Ended			3 Months Ended					1 Months Ended											12 Months Ended
	Jun. 05, 2007 USD ($)	Dec. 31, 2013 USD ($) Plaintiff Complaints	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 13, 2013 Hope Bay Mining Ltd [Member] USD ($)	Dec. 31, 2013 PTPI [Member]	Mar. 31, 2010 To PTPI from NIL NTMC [Member]	Mar. 31, 2009 To PTPI from NIL NTMC [Member]	Mar. 31, 2008 To PTPI from NIL NTMC [Member]	Mar. 31, 2007 To PTPI from NIL NTMC [Member]	Mar. 31, 2006 To PTPI from NIL NTMC [Member]	Dec. 31, 2013 NWG Ownership in NewWest Gold [Member]	Dec. 31, 2013 Jacob Safra Ownership in NWG [Member]	Dec. 31, 2013 Fronteer Ownership in Aurora [Member]	Sep. 24, 2012 NWG Investments Inc [Member] USD ($)	Dec. 31, 2013 Operating Segments [Member] USD ($)	Dec. 31, 2012 Operating Segments [Member] USD ($)	Dec. 31, 2013 Nonoperating [Member] USD ($)	Dec. 31, 2012 Nonoperating [Member] USD ($)	Mar. 31, 2002 Minera Yanacocha [Member] Plaintiff	Aug. 31, 2000 Minera Yanacocha [Member] USD ($)	Aug. 31, 2000 Minera Yanacocha [Member] PEN	Dec. 31, 2013 Minera Yanacocha [Member] USD ($)	Apr. 30, 2013 Minera Yanacocha [Member] USD ($)	Dec. 31, 2013 Batu Hijau [Member]	Mar. 31, 2010 Batu Hijau [Member]	Mar. 31, 2009 Batu Hijau [Member]	Mar. 31, 2008 Batu Hijau [Member]	Mar. 31, 2007 Batu Hijau [Member]	Mar. 31, 2006 Batu Hijau [Member]	Dec. 31, 2013 Batu Hijau [Member] To PTPI from NIL NTMC [Member]	Dec. 31, 2013 Batu Hijau [Member] PTMDB [Member]	Dec. 31, 2013 La Herradura [Member]	Dec. 31, 2013 Fresnillo Plc [Member]	Dec. 31, 2013 Minera Yanacocha [Member]	Dec. 31, 2013 Pt Newmont Nusa Tenggara [Member]	Dec. 31, 2013 Royalty Expense [Member] USD ($)
Loss Contingencies [Line Items]
Accrued for reclamation obligations relating to mineral properties		$ 1,432,000,000	$ 1,341,000,000
Asset Retirement Obligation, Current		98,000,000	82,000,000													66,000,000	62,000,000
Asset Retirement Obligation		1,611,000,000	1,539,000,000	1,240,000,000														179,000,000	198,000,000
Range of reclamation and remediation liabilities lower limit		132.00%
Range of reclamation and remediation liabilities upper limit		1.00%
Ross Adams US Forest Service expenditures	300,000
Estimate of possible loss					1,000,000
Ownership/Economic interest in subsidiaries																							51.35%		48.50%								44.00%		51.35%	31.50%
Fine paid under protest for spill of elementary mercury																					500,000	1,740,000
Loss contingency number of plaintiffs																				900
Number of settlement agreements entered into by Yanacocha		350
Remaining plaintiffs in the Yanacocha matters		200
Number of complaints to nullify settlements		23
OEFA penalty																								100,000
Yanacocha Administrative Actions Range Minimum																							100,000
Yanacocha Administrative Actions Range Maximum																							69,000,000
Noncontrolling interest, ownership percentage by noncontrolling owners																																		56.00%
Percentage of ownership shares by the Indonesian government or Indonesian nationals in PTNNT																										51.00%	44.00%	37.00%	30.00%	23.00%
Other company ownership percentage in affiliate						20.00%						86.00%	100.00%	42.00%
Sale and transfer of shares of interest percent							7.00%	7.00%	7.00%	7.00%	3.00%
Aggregate interest to be offered																															31.00%
PTMDB's ownership in PTNNT																																24.00%
Damages sought															750,000,000
Minimum royalty obligation for remainder of current year																																					30,000,000
Minimum royalty obligation in year two																																					34,000,000
Minimum royalty obligation in year three																																					34,000,000
Minimum royalty obligation in year four																																					34,000,000
Minimum royalty obligation in year five																																					34,000,000
Minimum royalty obligation thereafter																																					323,000,000
Letters of Credit Surety Bonds and Bank Guarantees, outstanding		$ 1,807,000,000	$ 1,755,000,000